Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Future minimum lease payments
2019	$ 131,044
2020	114,685
2021	98,364
2022	70,242
2023	52,571
Thereafter	44,501
Total	511,407
Rental expense	$ 122,400	$ 122,000	$ 123,500